CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Ordinary Shares CNY (¥) shares	Ordinary Shares USD ($) shares	Treasury Shares CNY (¥) shares	Treasury Shares USD ($) shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Accumulated Deficit CNY (¥)	Accumulated Deficit USD ($)	Accumulated Other Comprehensive Income (Loss) CNY (¥)	Accumulated Other Comprehensive Income (Loss) USD ($)	Total Four Seasons Education (Cayman) Inc. Shareholders' Equity CNY (¥)	Total Four Seasons Education (Cayman) Inc. Shareholders' Equity USD ($)	Non-controlling Interests CNY (¥)	Non-controlling Interests USD ($)
Beginning Balance at Feb. 28, 2018	¥ 657,948		¥ 15				¥ 679,829				¥ (28,309)		¥ 651,535		¥ 6,413
Beginning Balance, Shares at Feb. 28, 2018 | shares			24,026,591	24,026,591
Offering cost	(847)						(847)						(847)
Acquisition of subsidiaries	35,015														35,015
Non-controlling interests capital injection	3,683														3,683
Option exercised	439						439						439
Option exercised, Shares | shares			39,442	39,442
Share-based compensation	32,247						32,247						32,247
Net income (loss) for the year	(1,470)								¥ (601)				(601)		(869)
Foreign currency translation adjustments	29,916										29,916		29,916
Ending Balance at Feb. 28, 2019	756,931		¥ 15				711,668		(601)		1,607		712,689		44,242
Ending Balance, Shares at Feb. 28, 2019 | shares			24,066,033	24,066,033
Repurchase of ordinary shares (Note 9)	(27,899)				¥ (27,899)								(27,899)
Repurchase of ordinary shares (Note 9), Shares | shares			(970,788)	(970,788)	970,788	970,788
Purchase of non-controlling Interests	(3,335)						(298)						(298)		(3,037)
Non-controlling interests capital injection	3,073														3,073
Option exercised	409						409						409
Option exercised, Shares | shares			35,950	35,950
Share-based compensation	30,858						30,858						30,858
Net income (loss) for the year	(109,569)								(109,493)				(109,493)		(76)
Foreign currency translation adjustments	24,484										24,484		24,484
Ending Balance at Feb. 29, 2020	¥ 674,952		¥ 15		¥ (27,899)		742,637		(110,094)		26,091		630,750		44,202
Ending Balance, Shares at Feb. 29, 2020 | shares	23,131,195	23,131,195	23,131,195	23,131,195
Ending Balance, Shares at Feb. 29, 2020 | shares	970,788	970,788			970,788	970,788
Acquisition of subsidiaries	¥ 1,374														1,374
Contribution from non-controlling interests	11,776														11,776
Share-based compensation	27,513						27,513						27,513
Net income (loss) for the year	(27,886)	$ (4,307)							(28,196)				(28,196)		310
Foreign currency translation adjustments	(39,380)	(6,084)									(39,380)		(39,380)
VIE deconsolidation	(2,000)						(2,000)						(2,000)
Disposal of a subsidiary	39														39
Ending Balance at Feb. 28, 2021	¥ 646,388	$ 99,859	¥ 15	$ 2	¥ (27,899)	$ (4,310)	¥ 768,150	$ 118,670	¥ (138,290)	$ (21,364)	¥ (13,289)	$ (2,053)	¥ 588,687	$ 90,945	¥ 57,701	$ 8,914
Ending Balance, Shares at Feb. 28, 2021 | shares	23,131,195	23,131,195	23,131,195	23,131,195
Ending Balance, Shares at Feb. 28, 2021 | shares	970,788	970,788			970,788	970,788